Document and Entity Information	12 Months Ended
Oct. 31, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2012
Trading Symbol	NAV
Entity Registrant Name	NAVISTAR INTERNATIONAL CORP
Entity Central Index Key	0000808450